UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09939
                                                    -------------------------

                     Advantage Advisers Stratigos Fund, LLC
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               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
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               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                           -------------------

                  Date of reporting period: September 30, 2004
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     SEPTEMBER 30, 2004
        SHARES                                                                          MARKET VALUE
                  COMMON STOCK - 74.31%

                    APPLICATIONS SOFTWARE - 5.39%
        24,000         Microsoft Corp.                                             (a)   $    663,600
                                                                                         ------------
                    DATA PROCESSING / MANAGEMENT - 1.88%
         6,480         NAVTEQ Corp.*                                                          230,947
                                                                                         ------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 11.20%
        26,442         Altera Corp.*                                               (a)        517,470
        50,000         ATI Technologies, Inc.*                                                766,500
         1,395         Silicon Laboratories, Inc.*                                             46,161
         3,852         Volterra Semiconductor Corporation*                                     47,880
                                                                                         ------------
                                                                                            1,378,011
                                                                                         ------------
                    ENTERPRISE SOFTWARE / SERVICES - 5.70%
        35,000          Informatica Corp.*                                                    204,750
        25,000          Novell, Inc.*                                                         157,750
        30,000          Oracle Corp.*                                              (a)        338,400
                                                                                         ------------
                                                                                              700,900
                                                                                         ------------
                    ENTERTAINMENT SOFTWARE - 7.34%
        30,000          Activision, Inc.*                                                     416,100
        25,000          THQ, Inc.*                                                 (a)        486,500
                                                                                         ------------
                                                                                              902,600
                                                                                         ------------
                    HUMAN RESOURCES - 1.46%
         8,662                51job, Inc. - ADR*                                              179,736
                                                                                         ------------
                    IDENTIFICATION SYSTEMS / DEVICES - 1.26%
         8,520          Cogent, Inc.*                                                         155,405
                                                                                         ------------
                    INTERNET CONTENT - ENTERTAINMENT - 0.46%
         2,379          Shanda Interactive Entertainment, Ltd. - ADR*                          57,048
                                                                                         ------------
                    NETWORKING PRODUCTS - 6.72%
        35,000           Juniper Networks, Inc.*                                              826,000
                                                                                         ------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 13.79%
        16,962           Analog Devices, Inc.                                      (a)        657,786
        33,500           Marvell Technology Group, Ltd.*                           (a)        875,355
        22,817           Taiwan Semiconductor Manufacturing Company Ltd.
                          Sponsored  ADR                                                      162,915
                                                                                         ------------
                                                                                            1,696,056
                                                                                         ------------

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                     SEPTEMBER 30, 2004
        SHARES                                                                          MARKET VALUE
                   COMMON STOCK (CONTINUED)

                    SEMICONDUCTOR EQUIPMENT - 14.02%
        15,000           Applied Materials, Inc.*                                  (a)   $    247,350
        25,000           Brooks Automation, Inc.*                                             353,750
        15,000           Lam Research Corp.*                                                  328,200
        36,000           Tessera Technologies, Inc.*                               (a)        795,600
                                                                                         ------------
                                                                                            1,724,900
                                                                                         ------------
                    TELECOMMUNICATION EQUIPMENT - 2.55%
        22,500           Avaya, Inc.*                                                         313,650
                                                                                         ------------
                    TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 1.52%
        55,402           JDS Uniphase Corp.*                                                  186,705
                                                                                         ------------
                    TRANSPORT - SERVICES - 1.02%
         5,492        Sirva, Inc.*                                                            125,767
                                                                                         ------------
                  TOTAL COMMON STOCK (COST $8,150,157)                                   $  9,141,325
                                                                                         ------------

    CONTRACTS

                  PURCHASED OPTIONS - 1.59%
                    PUT OPTIONS - 1.59%

                    REGISTERED INVESTMENT COMPANY - 1.59%
           675           Mini NDX-100 Index Tracking Stock, 12/18/04, $135.00            $    195,750
                                                                                         ------------
                    TOTAL PUT OPTIONS (COST $552,150)                                         195,750
                                                                                         ------------
                  TOTAL PURCHASED OPTIONS (COST $552,150)                                $    195,750
                                                                                         ------------

                  TOTAL INVESTMENTS (COST $8,702,307) - 75.90%                           $  9,337,075
                                                                                         ------------

                  OTHER ASSETS, LESS LIABILITIES - 24.10% **                                2,964,668
                                                                                         ------------

                  NET ASSETS - 100.00%                                                   $ 12,301,743
                                                                                         ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*    Non-income producing security.
** Includes $1,444,199 invested in a PNC Bank Money Market Account, which is 11.74% of net assets.
ADR  American Depository Receipt

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     SEPTEMBER 30, 2004
        SHARES                                                                          MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED - (3.25%)
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.74%)
         3,000           Cree, Inc.                                                      $    (91,500)
                                                                                         ------------
                    TELECOMMUNICATION SERVICES - (0.51%)
        13,102          Time Warner Telecom, Inc., Class A                                    (62,890)
                                                                                         ------------
                    TELEPHONE - INTEGRATED - (2.00%)
         9,459          SBC Communications, Inc.                                             (245,461)
                                                                                         ------------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $786,719)           $   (399,851)
                                                                                         ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Stratigos Fund, LLC

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer &
                           Director
                           (principal executive officer)

Date              November 17, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bryan McKigney
                         -------------------------------------------------------
                          Bryan McKigney, Principal Executive Officer & Director (principal executive officer)

Date              November 17, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Lenard Brafman
                         -------------------------------------------------------
                           Lenard Brafman, Chief Financial Officer
                           (principal financial officer)

Date              November 17, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.